WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 87.7%
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	$3,556,638
AT&T Inc., Senior Notes	4.500%	5/15/35	1,820,000	1,553,487
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,042,561
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	166,180
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	522,441	(a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	133,574
AT&T Inc., Senior Notes	3.550%	9/15/55	1,793,000	1,098,726
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,065,339
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	81,009
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	300,465
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	185,017
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	398,705
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	2,110,000	1,601,704
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	678,000	540,201
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	183,703
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,180,000	837,123
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	540,000	349,471
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	237,426
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	142,116
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	337,117
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	208,292
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	244,499

Total Diversified Telecommunication Services				14,785,794

Entertainment - 0.4%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	72,786
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	72,235
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	171,895
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	644,401
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	650,000	552,118
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	2,840,000	2,197,999

Total Entertainment				3,711,434

Interactive Media & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	715,830	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	1

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,540,000	$1,210,244
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	3,179,000	2,868,004
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	36,728
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	2,560,000	2,088,943
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	525,445
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	790,000	488,707
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,540,000	1,123,910
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	251,788
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	1,190,000	675,927
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	961,056
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	87,439
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	217,419
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	149,396
Comcast Corp., Senior Notes	2.887%	11/1/51	7,000	4,129
Comcast Corp., Senior Notes	2.937%	11/1/56	2,113,000	1,201,877
Comcast Corp., Senior Notes	4.950%	10/15/58	800,000	689,263
DISH DBS Corp., Senior Notes	5.875%	11/15/24	600,000	559,430
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	970,000	747,506	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	880,000	761,149
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	51,042
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	190,866
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,438,000	1,546,870
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	553,660

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	$992,924
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	2,130,000	1,951,187

Total Media				19,934,909

Wireless Telecommunication Services - 1.1%
Sprint LLC, Senior Notes	7.125%	6/15/24	4,407,000	4,437,620
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	1,460,000	1,162,288
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	760,000	579,483
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	3,430,000	2,684,384
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	120,598
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,500,000	994,634
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,000,000	626,286
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	364,663

Total Wireless Telecommunication Services				10,969,956

TOTAL COMMUNICATION SERVICES				50,117,923

CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 0.9%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	8,740,000	8,411,903	(a)

Automobiles - 2.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	540,000	416,687
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	307,010
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	990,000	989,288
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,027,376
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,010,000	2,828,718
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	382,883
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	300,000	250,841
General Motors Co., Senior Notes	6.125%	10/1/25	1,450,000	1,449,051
General Motors Co., Senior Notes	5.600%	10/15/32	1,398,000	1,306,414
General Motors Co., Senior Notes	6.600%	4/1/36	560,000	544,663
General Motors Co., Senior Notes	6.750%	4/1/46	770,000	720,405
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	161,321
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	2,120,000	2,069,020	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	456,095	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	370,000	322,093	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	240,000	201,073	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	7,675,000	7,253,098	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	3

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	220,000	$189,856	(a)
Toyota Motor Credit Corp., Senior Notes	5.250%	9/11/28	100,000	99,486

Total Automobiles				20,975,378

Broadline Retail - 1.0%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	655,942
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	300,081
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	200,000	139,987
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,570,000	891,866
Amazon.com Inc., Senior Notes	2.100%	5/12/31	810,000	649,982
Amazon.com Inc., Senior Notes	3.600%	4/13/32	60,000	53,224
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	615,002
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	510,234
Amazon.com Inc., Senior Notes	3.100%	5/12/51	140,000	92,487
Amazon.com Inc., Senior Notes	3.950%	4/13/52	270,000	208,883
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	219,293
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	920,000	724,736
Nordstrom Inc., Senior Notes	2.300%	4/8/24	2,500,000	2,450,325
QVC Inc., Senior Secured Notes	4.850%	4/1/24	2,180,000	2,097,760

Total Broadline Retail				9,609,802

Hotels, Restaurants & Leisure - 3.6%
Carnival Corp., Senior Notes	7.200%	10/1/23	1,780,000	1,780,000
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	4,519,000	4,011,607	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	699,000	676,692
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	5,930,000	5,531,891
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	538,348
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	990,000	816,531	(a)
Sands China Ltd., Senior Notes	5.375%	8/8/25	5,973,000	5,789,965
Sands China Ltd., Senior Notes	4.300%	1/8/26	2,901,000	2,712,533
Sands China Ltd., Senior Notes	4.300%	1/8/26	150,000	140,263	(b)
Sands China Ltd., Senior Notes	5.650%	8/8/28	1,890,000	1,780,315
Sands China Ltd., Senior Notes	4.875%	6/18/30	870,000	751,873	(b)
Sands China Ltd., Senior Notes	4.875%	6/18/30	1,580,000	1,365,471
Sands China Ltd., Senior Notes	3.500%	8/8/31	1,050,000	831,747
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	780,000	767,645	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	7,110,000	6,936,614	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	347,023	(a)

Total Hotels, Restaurants & Leisure				34,778,518

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.3%
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	$964,368
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	570,000	477,711
Newell Brands Inc., Senior Notes	4.000%	12/1/24	1,340,000	1,294,797

Total Household Durables				2,736,876

Specialty Retail - 0.3%
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	600,000	548,517	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	840,000	708,876	(a)
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	460,000	353,052
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	497,920
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,382
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,450,000	857,207

Total Specialty Retail				2,969,954

TOTAL CONSUMER DISCRETIONARY				79,482,431

CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	3,085,000	2,609,496
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	55,732

Total Beverages				2,665,228

Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	1,760,000	1,695,872	(a)

Food Products - 0.2%
Mars Inc., Senior Notes	2.375%	7/16/40	940,000	595,404	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,020,000	1,035,479	(a)

Total Food Products				1,630,883

Personal Care Products - 0.0%††
Kenvue Inc., Senior Notes	5.050%	3/22/53	380,000	345,527	(a)
Kenvue Inc., Senior Notes	5.200%	3/22/63	330,000	298,029	(a)

Total Personal Care Products				643,556

Tobacco - 1.5%
Altria Group Inc., Senior Notes	4.800%	2/14/29	397,000	377,753
Altria Group Inc., Senior Notes	2.450%	2/4/32	4,400,000	3,321,465
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,450,000	1,593,471
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	43,497
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	131,406
Altria Group Inc., Senior Notes	5.950%	2/14/49	600,000	539,612
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,070,000	1,752,066
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	3,990,000	3,918,973

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	5

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	1,680,000	$1,280,336
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	794,814
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	497,636

Total Tobacco				14,251,029

TOTAL CONSUMER STAPLES				20,886,568

ENERGY - 16.5%
Oil, Gas & Consumable Fuels - 16.5%
Apache Corp., Senior Notes	7.950%	4/15/26	685,000	709,564
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,296,549
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,124,000	3,954,524	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,590,000	2,602,083	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,824,000	1,791,105	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	990,000	618,167
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	710,000	565,091
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	4,900,000	4,746,157	(a)
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	1,460,000	1,430,227	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,198,000	1,175,849	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,056,609
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	410,000	411,446	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,370,000	1,363,904	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,890,000	1,845,884	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	700,000	685,118	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.714%	8/15/63	140,000	136,908	(a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	2,910,000	2,787,769
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	354,582	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	2,290,000	2,125,111
Continental Resources Inc., Senior Notes	2.875%	4/1/32	3,020,000	2,263,424	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,370,000	1,287,325
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,150,000	929,029
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	778,735	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,700,000	1,691,940
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	70,177

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	$991,553
Devon Energy Corp., Senior Notes	4.500%	1/15/30	620,000	563,725
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	574,791
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,750,000	2,436,190
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,580,000	1,274,611
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,451,088
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,600,000	1,420,951
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	2,630,000	1,941,769
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,560,000	1,192,420
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	329,273
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,150,000	733,947
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	847,132
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	500,000	482,979	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	885,000	815,395	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	712,635	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	3,920,000	3,637,386	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,790,000	4,141,774	(c)(d)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,220,000	2,186,453
Energy Transfer LP, Senior Notes	4.950%	6/15/28	2,940,000	2,815,499
Energy Transfer LP, Senior Notes	5.250%	4/15/29	670,000	642,746
Energy Transfer LP, Senior Notes	8.250%	11/15/29	1,281,000	1,399,506
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	109,773
Energy Transfer LP, Senior Notes	6.125%	12/15/45	290,000	258,342
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	360,000	305,866
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,350,000	1,457,542
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	258,612
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	2,650,000	2,078,215

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	7

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	2,290,000	$1,492,247
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	720,000	506,623
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	3,260,000	2,718,762	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	9,432
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,790,000	1,795,311	(a)
EQT Corp., Senior Notes	6.125%	2/1/25	705,000	703,245
EQT Corp., Senior Notes	3.125%	5/15/26	1,440,000	1,333,685	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	380,000	351,784
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,134,953	(a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	660,000	562,781
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	60,000	42,036
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,910,000	3,746,107	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	750,125	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	410,229
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	303,735
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	247,714
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	1,570,000	1,286,509
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,350,000	1,369,819	(a)
MPLX LP, Senior Notes	5.000%	3/1/33	2,660,000	2,425,640
MPLX LP, Senior Notes	4.500%	4/15/38	4,190,000	3,398,186
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,103,165
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,280,000	2,154,381
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	530,000	495,456
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	561,828
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	2,140,000	2,317,804
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	935,621
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	122,457
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	320,000	235,173
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	66,168
ONEOK Inc., Senior Notes	6.050%	9/1/33	3,720,000	3,656,830
ONEOK Inc., Senior Notes	6.625%	9/1/53	2,250,000	2,205,877
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,075,671	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,780,000	1,643,968

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,010,000	$768,098
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	420,000	254,256	(a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	3,030,000	2,904,885
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	1,130,000	1,115,861
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,310,000	1,034,568
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.736%	10/30/23	3,932,000	3,730,113	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	143,497
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,630,000	1,582,371
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,000,000	1,026,030
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	3,160,000	2,524,127	(a)
Santos Finance Ltd., Senior Notes	6.875%	9/19/33	520,000	509,215	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	570,000	468,429
Shell International Finance BV, Senior Notes	3.250%	4/6/50	370,000	246,035
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	590,000	609,589
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	580,000	498,434
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,260,000	1,235,416
Targa Resources Corp., Senior Notes	4.200%	2/1/33	2,460,000	2,093,183
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,640,000	1,643,006
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,790,000	1,605,316
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,250,000	1,053,206
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,289,921
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,510,000	3,642,711
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	330,000	275,886	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	1,580,000	1,626,678
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	3,240,000	2,562,911
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,086,000	1,040,101
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	400,000	384,316
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,710,000	1,644,218
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	159,148
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,110,000	971,452
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	1,470,000	1,419,481
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,950,000	1,574,159

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	9

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	530,000	$414,334
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	910,000	724,509
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	630,000	491,513
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	1,010,000	644,843

TOTAL ENERGY				158,812,588

FINANCIALS - 27.5%
Banks - 16.7%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	900,000	898,135	(a)(d)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (9.375% to 9/19/29 then 5 year Treasury Constant Maturity Rate + 5.099%)	9.375%	3/19/29	3,200,000	3,183,202	(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,770,000	1,681,215	(a)(c)(d)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	2,000,000	1,847,624	(d)
Banco Santander SA, Subordinated Notes	6.921%	8/8/33	1,000,000	956,867
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	570,206	(d)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,390,000	2,558,832	(d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	3,520,000	2,668,920	(d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	899,618	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	643,265	(d)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	269,196	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,352,614	(d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	153,151	(d)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	1,600,000	1,333,992	(d)

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	300,000	$269,567	(d)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. Term SOFR + 1.572%)	4.271%	7/23/29	1,620,000	1,493,637	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	108,659	(d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	71,936	(d)
Bank of America Corp., Senior Notes (5.288% to 4/25/33 then SOFR + 1.910%)	5.288%	4/25/34	4,730,000	4,403,957	(d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	4,880,000	3,554,358	(d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	2,150,000	2,149,615	(d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	360,000	300,292	(d)
BankUnited Inc., Senior Notes	4.875%	11/17/25	2,700,000	2,529,866
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	6,690,000	6,367,304	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes
(8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,900,000	1,863,563	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	2,380,000	2,440,880	(a)(c)(d)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,970,000	1,745,879	(a)(d)
BNP Paribas SA, Senior Notes (2.159% to 9/15/28 then SOFR + 1.218%)	2.159%	9/15/29	2,010,000	1,658,713	(a)(d)
BPCE SA, Subordinated Notes	5.700%	10/22/23	5,620,000	5,614,743	(a)
BPCE SA, Subordinated Notes (3.116% to 10/19/31 then SOFR + 1.730%)	3.116%	10/19/32	2,670,000	1,992,080	(a)(d)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,000,000	877,251	(c)(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	11

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	1,930,000	$1,549,560	(c)(d)
Citigroup Inc., Junior Subordinated Notes (7.625% to 11/15/28 then 5 year Treasury Constant Maturity Rate + 3.211%)	7.625%	11/15/28	770,000	753,139	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,137,000	1,338,111
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	1,850,000	1,408,310	(d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	820,000	635,106	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	310,000	251,564	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	2,580,000	2,153,271	(d)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	60,618
Credit Agricole SA, Junior Subordinated Notes (7.875% to 3/23/24 then USD 5 year ICE Swap Rate + 4.898%)	7.875%	1/23/24	2,000,000	1,989,700	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	9,530,000	9,489,450	(a)(c)(d)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	560,000	555,931	(a)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	2,090,000	2,050,445	(a)
Credit Agricole SA, Senior Notes	5.514%	7/5/33	2,130,000	2,052,470	(a)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	3,180,000	3,181,908	(a)(d)(e)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	5,400,000	5,119,967	(a)(d)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	3,000,000	2,619,844	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	380,000	374,404	(a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	7,990,000	7,445,427	(a)(d)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	9,340,000	$9,326,503	(a)(d)
Fifth Third Bancorp, Senior Notes (6.339% to 7/27/28 then SOFR + 2.340%)	6.339%	7/27/29	1,700,000	1,680,279	(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	587,388	(d)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	430,485	(d)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	230,790	(d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	540,000	519,090	(d)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	425,756
Huntington Bancshares Inc., Senior Notes (6.208% to 8/21/28 then SOFR + 2.020%)	6.208%	8/21/29	2,030,000	1,986,980	(d)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	3,200,000	3,240,273	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,949,000	2,879,498	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,130,000	1,571,277	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	1,689,397	(a)(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	1,880,000	1,426,666	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	4,290,000	3,321,686	(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	890,000	646,358	(d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	292,195	(d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	560,935	(d)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	1,970,000	1,776,550	(d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	534,293	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	13

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	$414,270	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	400,474	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	880,000	824,363	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	3,360,000	3,020,527	(c)(d)
NatWest Group PLC, Senior Notes (5.847% to 3/2/26 then 1 year Treasury Constant Maturity Rate + 1.350%)	5.847%	3/2/27	820,000	809,644	(d)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,160,000	1,104,884	(d)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	2,667,000	2,292,859	(c)(d)
Swedbank AB, Senior Notes	6.136%	9/12/26	890,000	886,862	(a)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	940,000	937,513	(d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	720,000	678,188	(d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	810,000	801,470	(d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,340,000	1,305,073	(d)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	2,150,000	2,112,278	(c)(d)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	786,780	(d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	2,860,000	2,241,705	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	980,000	824,382	(d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,831,000	1,712,514	(d)

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	3,050,000	$2,889,660	(d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	540,000	527,036	(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	764,036
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	120,000	93,804
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	1,850,000	1,387,461	(d)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,170,000	866,846	(d)

Total Banks				160,297,390

Capital Markets - 5.9%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	1,870,000	1,768,369
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,110,000	1,491,392	(c)(d)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	2,539,000	2,451,983	(c)(d)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	460,000	388,548
Charles Schwab Corp., Senior Notes (5.643% to 5/19/28 then SOFR + 2.210%)	5.643%	5/19/29	1,540,000	1,509,067	(d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	700,000	666,340	(d)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,320,000	2,258,070	(d)
CI Financial Corp., Senior Notes	3.200%	12/17/30	5,060,000	3,841,940
Credit Suisse AG AT1 Claim	—	1/1/50	22,790,000	0	*(f)(g)(h)
Deutsche Bank AG, Subordinated Notes (7.079% to 2/10/33 then SOFR + 3.650%)	7.079%	2/10/34	1,000,000	904,506	(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	620,000	614,332	(c)(d)
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000	1,434,280
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	10,000	8,829
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	3,520,000	2,682,496	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	15

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes
(2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,370,000	$1,852,250	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	560,000	516,904	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,760,000	1,598,988	(d)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	80,000	69,635
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	197,647	(a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,440,000	1,282,034	(d)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	330,000	244,570	(d)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	680,000	512,846	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	290,000	222,000	(d)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	206,875	(d)
Morgan Stanley, Senior Notes (5.424% to 7/21/33 then SOFR + 1.880%)	5.424%	7/21/34	130,000	122,684	(d)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	2,530,000	2,466,435	(d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	1,000,000	1,006,230	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	7,210,000	5,242,561	(d)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	1,330,000	1,185,846	(d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	570,000	533,182	(d)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	720,000	703,968
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	190,692
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,300,000	3,260,001	(a)(c)(d)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,026,629	(a)(d)

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	5,910,000		$4,671,579	(a)(d)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	980,000		634,575	(a)(d)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	2,100,000		2,097,509	(a)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	5,840,000		5,775,386	(a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000		288,899	(a)(d)

Total Capital Markets					56,930,077

Consumer Finance - 0.1%
American Express Co., Subordinated Notes (5.625% to 7/28/33 then SOFR + 1.930%)	5.625%	7/28/34	1,190,000		1,124,194	(d)

Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	310,000		306,507
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	210,000		199,836
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	820,000		652,166
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000		224,469
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	3,800,000		2,699,453
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000		1,772,246	(a)
GE Capital European Funding Unlimited Co., Senior Notes	6.025%	3/1/38	400,000	EUR	486,235
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000	GBP	1,924,449
GE Capital UK Funding Unlimited Co., Senior Notes	8.000%	1/14/39	180,000	GBP	248,059	(b)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	7.209%	12/21/65	5,950,000		4,361,480	(a)(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	17

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.459%	12/21/65	260,000	$196,748	(a)(d)
Mastercard Inc., Senior Notes	3.850%	3/26/50	340,000	262,171
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	450,000	416,195
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	242,876
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	300,000	266,597
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,140,000	1,005,018	(a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,685,545

Total Financial Services				17,950,050

Insurance - 2.5%
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	354,238	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000	848,685	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	199,877	(a)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,781,411	4,678,109	(a)(i)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	900,000	708,478
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	161,463	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	628,518	(a)
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	1,250,000	1,185,093	(a)
National General Holdings Corp., Senior Notes	6.750%	5/15/24	7,000,000	6,989,470	(a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	1,040,000	954,499	(a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,220,000	844,112	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,720,000	1,355,708	(a)(d)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	269,929	(a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	820,000	582,964	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	345,541	(a)

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	200,000	$193,835	(d)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,340,460	(a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	1,590,000	1,381,276	(a)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	550,000	518,091
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	611,206	(a)

Total Insurance				24,151,552

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	3,310,000	3,278,235	(a)

TOTAL FINANCIALS				263,731,498

HEALTH CARE - 4.1%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	109,199
AbbVie Inc., Senior Notes	4.050%	11/21/39	2,570,000	2,103,842
Amgen Inc., Senior Notes	5.250%	3/2/33	760,000	726,865
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	277,640
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	274,647
Amgen Inc., Senior Notes	5.650%	3/2/53	1,160,000	1,086,486
Gilead Sciences Inc., Senior Notes	5.250%	10/15/33	2,070,000	2,019,860

Total Biotechnology				6,598,539

Health Care Equipment & Supplies - 0.0%††
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	73,039

Health Care Providers & Services - 2.3%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	514,367
Centene Corp., Senior Notes	4.625%	12/15/29	570,000	514,023
Centene Corp., Senior Notes	3.375%	2/15/30	2,510,000	2,096,370
Cigna Group, Senior Notes	3.200%	3/15/40	740,000	520,829
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	80,410
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	510,749
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	440,335
CVS Health Corp., Senior Notes	5.250%	1/30/31	1,070,000	1,028,642
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,390,000	1,063,745
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,850,000	1,594,047
CVS Health Corp., Senior Notes	5.050%	3/25/48	750,000	623,700

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	19

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,280,000	$1,140,854
Elevance Health Inc., Senior Notes	5.500%	10/15/32	1,235,000	1,216,544
HCA Inc., Senior Notes	5.500%	6/1/33	2,210,000	2,091,635
HCA Inc., Senior Notes	5.125%	6/15/39	500,000	433,629
HCA Inc., Senior Notes	7.500%	11/15/95	380,000	398,675
Humana Inc., Senior Notes	5.875%	3/1/33	1,160,000	1,154,073
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	633,348
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	443,949
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	198,488
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	120,767
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	400,000	252,254
McKesson Corp., Senior Notes	4.900%	7/15/28	1,490,000	1,456,853
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	1,260,000	1,247,092
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	493,524
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	2,180,000	1,482,936
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	210,000	211,022

Total Health Care Providers & Services				21,962,860

Pharmaceuticals - 1.1%
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/28	280,000	270,062
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.650%	5/19/30	610,000	584,743
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	760,000	718,716
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	3,110,000	2,857,918
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	1,450,000	1,348,343
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	480,000	438,872
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,190,000	1,061,611
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	3,210,000	3,324,924

Total Pharmaceuticals				10,605,189

TOTAL HEALTH CARE				39,239,627

INDUSTRIALS - 10.2%
Aerospace & Defense - 3.1%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	225,000	225,000	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	840,000	793,473	(a)

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	2.196%	2/4/26	1,400,000	$1,285,777
Boeing Co., Senior Notes	3.100%	5/1/26	4,800,000	4,484,246
Boeing Co., Senior Notes	3.250%	2/1/28	1,320,000	1,191,302
Boeing Co., Senior Notes	5.150%	5/1/30	1,410,000	1,347,692
Boeing Co., Senior Notes	3.300%	3/1/35	1,540,000	1,140,765
Boeing Co., Senior Notes	3.750%	2/1/50	2,000,000	1,360,977
Boeing Co., Senior Notes	3.950%	8/1/59	2,310,000	1,535,703
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,230,000	1,046,014
HEICO Corp., Senior Notes	5.250%	8/1/28	4,330,000	4,227,240
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,007,168
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	3,330,000	3,302,878
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	511,348
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	546,000	465,445
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	1,610,000	1,548,269
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	360,000	284,485
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	440,000	345,040
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	790,000	722,176
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	660,000	594,907
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	184,776
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	14,885
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	326,464
RTX Corp., Senior Notes	3.030%	3/15/52	1,230,000	741,401
RTX Corp., Senior Notes	5.375%	2/27/53	1,310,000	1,186,996

Total Aerospace & Defense				29,874,427

Commercial Services & Supplies - 0.0%††
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	362,016

Construction & Engineering - 0.1%
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	554,619	(a)

Electrical Equipment - 0.8%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,400,000	1,539,702
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	6,730,000	6,657,984	(a)

Total Electrical Equipment				8,197,686

Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	541,930
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	1,690,000	1,058,577
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	387,838
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	757,463

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	21

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ground Transportation - (continued)
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	$335,456
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	169,096

Total Ground Transportation				3,250,360

Machinery - 0.5%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	750,000	737,939
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	1,930,000	1,863,597
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	2,400,000	2,085,612

Total Machinery				4,687,148

Marine Transportation - 0.3%
A.P. Moller-Maersk A/S, Senior Notes	5.875%	9/14/33	2,810,000	2,732,083	(a)

Passenger Airlines - 4.0%
Air Canada Pass-Through Trust	5.000%	12/15/23	1,742,689	1,737,923	(a)
Air Canada Pass-Through Trust	4.125%	5/15/25	273,452	260,690	(a)
Air Canada Pass-Through Trust	4.750%	5/15/25	3,265,696	3,046,404	(a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	715,121	686,820	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,878,500	1,821,193
American Airlines Group Inc. Pass-Through Trust	4.000%	7/15/25	117,156	111,105
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	132,109	118,013
American Airlines Group Inc. Pass-Through Trust	3.575%	1/15/28	446,717	410,479
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	3,148,000	3,386,659	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	2,490,000	2,383,170	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	279,263	(a)
British Airways Pass-Through Trust	4.625%	6/20/24	145,405	143,657	(a)
British Airways Pass-Through Trust	3.350%	6/15/29	405,560	361,033	(a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	790,000	679,941
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,890,000	1,836,484	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,505,000	3,332,246	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,610,000	2,588,589	(a)
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	1,250,000	1,235,899
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,150,000	3,151,437	(a)

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,170,000	$2,008,954	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	1,299,465	1,258,969
United Airlines Pass-Through Trust	3.750%	9/3/26	348,601	326,444
United Airlines Pass-Through Trust	5.800%	1/15/36	3,710,000	3,620,469
US Airways Pass-Through Trust	4.625%	6/3/25	2,137,086	2,058,409
US Airways Pass-Through Trust	3.950%	11/15/25	2,152,910	2,046,451

Total Passenger Airlines				38,890,701

Professional Services - 0.1%
Equifax Inc., Senior Notes	2.350%	9/15/31	792,000	602,287

Trading Companies & Distributors - 1.0%
Air Lease Corp., Senior Notes	1.875%	8/15/26	530,000	471,178
Air Lease Corp., Senior Notes	5.850%	12/15/27	3,300,000	3,257,898
Air Lease Corp., Senior Notes	5.300%	2/1/28	2,300,000	2,223,619
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,681,837	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,656,685	(a)

Total Trading Companies & Distributors				9,291,217

TOTAL INDUSTRIALS				98,442,544

INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment, Instruments & Components - 0.9%
Jabil Inc., Senior Notes	5.450%	2/1/29	1,270,000	1,236,745
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	4,061,559
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,086,908
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,481,271

Total Electronic Equipment, Instruments & Components				8,866,483

IT Services - 0.2%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,400,000	1,819,583
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,000,000	658,109

Total IT Services				2,477,692

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Inc., Senior Notes	4.150%	11/15/30	576,000	510,422
Broadcom Inc., Senior Notes	3.187%	11/15/36	1,521,000	1,092,671	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	780,000	672,700	(a)
Intel Corp., Senior Notes	2.800%	8/12/41	1,020,000	669,105
Intel Corp., Senior Notes	4.900%	8/5/52	940,000	789,446
Intel Corp., Senior Notes	3.200%	8/12/61	570,000	333,024
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	184,574
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	1,001,043
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	52,764
QUALCOMM Inc., Senior Notes	4.250%	5/20/32	640,000	594,315

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	23

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	320,000	$262,670
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,160,000	959,361
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,130,000	1,014,150
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,460,000	1,176,419
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	960,000	694,674
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	578,930

Total Semiconductors & Semiconductor Equipment				10,586,268

Software - 1.0%
Intuit Inc., Senior Notes	5.200%	9/15/33	2,380,000	2,318,860
Oracle Corp., Senior Notes	6.250%	11/9/32	2,710,000	2,744,955
Oracle Corp., Senior Notes	4.000%	7/15/46	2,680,000	1,892,758
Oracle Corp., Senior Notes	6.900%	11/9/52	380,000	391,835
Oracle Corp., Senior Notes	5.550%	2/6/53	2,590,000	2,271,123

Total Software				9,619,531

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	634,690

TOTAL INFORMATION TECHNOLOGY				32,184,664

MATERIALS - 3.5%
Chemicals - 0.5%
OCP SA, Senior Notes	3.750%	6/23/31	890,000	705,170	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	425,955	(a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	2,180,000	2,098,187	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,860,000	1,144,512	(a)

Total Chemicals				4,373,824

Metals & Mining - 2.9%
Alcoa Nederland Holding BV, Senior Notes	5.500%	12/15/27	3,175,000	3,020,295	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,500,000	2,357,704	(a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	1,680,000	1,705,159
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	364,616
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	551,838
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	2,440,000	2,438,439	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,760,000	1,690,845	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,420,000	1,414,933	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,450,000	1,329,112
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	333,021
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	1,505,126	(a)

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,960,000	$1,825,384	(a)
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	1,250,000	1,219,424	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	1,810,000	1,398,900	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	389,438
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,360,000	1,183,269
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	860,000	802,430
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	860,000	720,582
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	3,400,000	3,194,418
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	169,039

Total Metals & Mining				27,613,972

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,380,000	1,061,153
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	298,129	(a)

Total Paper & Forest Products				1,359,282

TOTAL MATERIALS				33,347,078

REAL ESTATE - 2.1%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000	804,561
Welltower OP LLC, Senior Notes	3.850%	6/15/32	760,000	648,822

Total Health Care REITs				1,453,383

Industrial REITs - 0.1%
Prologis LP, Senior Notes	1.250%	10/15/30	1,070,000	799,536

Office REITs - 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,520,000	1,106,255
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	209,337

Total Office REITs				1,315,592

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	770,000	662,992

Retail REITs - 1.6%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	2,088,000	1,569,813
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	93,750	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	13,650,000	13,134,156	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	782,366	(a)

Total Retail REITs				15,580,085

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	25

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialized REITs - 0.1%
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	630,000	$566,384

TOTAL REAL ESTATE				20,377,972

UTILITIES - 4.8%
Electric Utilities - 4.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000	1,749,087	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	410,000	389,668
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,019,118
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	112,505
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,200,000	940,624	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	343,135	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	870,193
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	1,600,000	1,598,862
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	152,000	79,840
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	1,030,000	979,664
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,252,628
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	1,120,000	713,841
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	476,672
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	1,390,000	1,117,096
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	1,020,000	985,950
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	822,888	(c)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,020,000	1,787,128	(c)(d)
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	413,608	(a)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	1,500,000	1,518,018	(a)
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,340,000	1,246,636
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	360,000	305,947
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	182,881
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	1,220,000	1,201,193
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	356,782	(a)

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	2,920,000	$2,789,540	(a)
Metropolitan Edison Co., Senior Notes	5.200%	4/1/28	1,520,000	1,484,003	(a)
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	2,750,000	2,702,139	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,660,000	3,105,629	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	910,000	872,836	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,213,455
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	860,000	783,985
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	375,876
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	667,429
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	353,700
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	860,000	654,891
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	288,680
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	238,938
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,000,000	596,491
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	1,580,000	1,487,482
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	492,497	(a)
Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	559,607	(a)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	910,000	835,005
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	300,000	274,076
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	62,955
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,910,000	1,780,935
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	1,130,000	908,607
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	1,200,000	955,031
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	36,233

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	27

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	$593,750
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	980,000	663,394

Total Electric Utilities				45,241,128

Independent Power and Renewable Electricity Producers - 0.0%††
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	197,979

Multi-Utilities - 0.1%
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	497,928

TOTAL UTILITIES				45,937,035

TOTAL CORPORATE BONDS & NOTES (Cost - $946,123,825)				842,559,928

ASSET-BACKED SECURITIES - 2.0%
Apidos CLO, 2017-26A A2R (3 mo. Term SOFR + 1.762%)	7.072%	7/18/29	530,000	527,345	(a)(d)
Babson CLO Ltd., 2016-1A B1R (3 mo. Term SOFR + 1.862%)	7.207%	7/23/30	300,000	298,799	(a)(d)
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	7.188%	4/20/31	840,000	832,496	(a)(d)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. Term SOFR + 1.462%)	6.841%	11/20/30	1,790,000	1,785,682	(a)(d)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	7.020%	4/15/29	1,200,000	1,188,534	(a)(d)
CARLYLE US CLO Ltd., 2018-4A A2 (3 mo. Term SOFR + 2.062%)	7.388%	1/20/31	600,000	597,368	(a)(d)
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.088%	4/20/30	1,320,000	1,310,031	(a)(d)
Dryden Senior Loan Fund, 2015-41A BR (3 mo. Term SOFR + 1.562%)	6.870%	4/15/31	2,710,000	2,669,758	(a)(d)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. Term SOFR + 1.862%)	7.231%	10/29/29	2,100,000	2,103,438	(a)(d)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	581,485	580,384	(a)
Magnetite Ltd., 2016-17A BR (3 mo. Term SOFR + 1.812%)	7.138%	7/20/31	680,000	680,140	(a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	1,259,221	1,135,981	(a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	235,073	210,897	(a)
Renew, 2023-1A A	5.900%	11/20/58	1,799,211	1,681,177	(a)

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	926,378		$848,569	(a)
Texas Natural Gas Securitization Finance Corp., 2023-1 A1	5.102%	4/1/35	3,100,000		3,042,885

TOTAL ASSET-BACKED SECURITIES (Cost - $19,590,703)					19,493,484

SOVEREIGN BONDS - 2.0%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244		87,709
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,435,797		411,833
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	2,774,802		691,357
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	6,098,795		2,007,387	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	210,000		69,120	(b)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	670,117		560,820	(a)

Total Argentina					3,828,226

Bermuda - 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	1,100,000		888,800	(a)

Colombia - 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000		445,503

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		681,254

Jordan - 0.5%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	5,120,000		4,959,693	(a)

Mexico - 0.6%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	5,120,586
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		850,845

Total Mexico					5,971,431

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	29

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,010,000		$733,522

Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	440,000		361,409

Russia - 0.0%††
Russian Federal Bond - OFZ	6.900%	5/23/29	38,543,000	RUB	125,814	*(j)

Supranational - 0.2%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000		563,504	(b)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		902,087	(a)

Total Supranational					1,465,591

TOTAL SOVEREIGN BONDS (Cost - $23,993,022)					19,461,243

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.9%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	911,978		907,396	(a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	1,308,490		1,304,370	(a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393		1,330,215	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 M2 (30 Day Average SOFR + 1.814%)	7.129%	1/25/50	262,707		262,824	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2 (30 Day Average SOFR + 3.114%)	8.429%	7/25/24	1,084,586		1,099,856	(d)
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	660,000		631,260	(a)(d)
GS Mortgage Securities Corp., 2023-SHIP B	5.101%	9/10/38	1,000,000		955,597	(a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	2,440,000		2,445,853	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,922,675)					8,937,371

SENIOR LOANS - 0.6%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. Term SOFR + 3.512%)	8.949%	11/1/28	927,025		919,493	(d)(l)(m)

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. Term SOFR + 1.864%)	7.184%	3/15/28	1,482,000		1,482,504	(d)(l)(m)

See Notes to Schedule of Investments.

30	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.2%
Passenger Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.076%	10/20/27	1,020,000	$1,057,296	(d)(l)(m)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.182%	4/21/28	760,500	762,877	(d)(l)(m)

TOTAL INDUSTRIALS				1,820,173

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.166%	9/7/27	945,282	945,343	(d)(l)(m)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.181%	4/20/28	420,325	416,122	(d)(l)(m)

TOTAL MATERIALS				1,361,465

TOTAL SENIOR LOANS (Cost - $5,537,320)				5,583,635

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Bonds	4.375%	8/15/43	100,000	93,313	(e)
U.S. Treasury Bonds	3.625%	5/15/53	5,260,000	4,356,348
U.S. Treasury Notes	3.875%	8/15/33	1,180,000	1,115,100

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,580,370)				5,564,761

CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp., Senior Notes (Cost - $4,405,945)	2.375%	3/15/24	4,560,000	4,394,700

MUNICIPAL BONDS - 0.5%
California - 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	681,367
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	967,377
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q	4.132%	5/15/32	1,350,000	1,228,826

Total California				2,877,570

Florida - 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	239,995

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	31

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	$682,939

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	558,115

TOTAL MUNICIPAL BONDS (Cost - $5,165,583)				4,358,619

			SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Banks - 0.1%
KeyCorp, Non Voting Shares (6.200% to 12/15/27 then 5 year Treasury Constant Maturity Rate + 3.132%)	6.200%		73,799	1,456,792	(d)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	8.816%		15,675	346,810	(d)
Prudential Financial Inc.	5.950%		9,800	239,414

Total Insurance				586,224

TOTAL PREFERRED STOCKS (Cost - $2,481,693)				2,043,016

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,021,801,136)				912,396,757

SHORT-TERM INVESTMENTS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $8,408,793)	5.259%		8,408,793	8,408,793	(n)(o)

TOTAL INVESTMENTS - 95.9% (Cost - $1,030,209,929)				920,805,550
Other Assets in Excess of Liabilities - 4.1%				39,807,336

TOTAL NET ASSETS - 100.0%				$960,612,886

See Notes to Schedule of Investments.

32	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(j)	The coupon payment on this security is currently in default as of September 30, 2023.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $8,408,793 and the cost was $8,408,793 (Note 2).

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	33

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	1,957	12/23	$208,015,997	$206,188,307	$(1,827,690)
U.S. Treasury Long-Term Bonds	258	12/23	30,825,899	29,355,562	(1,470,337)
U.S. Treasury Ultra 10-Year Notes	81	12/23	9,196,757	9,036,562	(160,195)
U.S. Treasury Ultra Long- Term Bonds	600	12/23	76,032,766	71,212,500	(4,820,266)

					(8,278,488)

Contracts to Sell:
Euro-Bund	4	12/23	556,997	544,019	12,978
U.S. Treasury 2-Year Notes	5	12/23	1,016,124	1,013,555	2,569
U.S. Treasury 10-Year Notes	319	12/23	35,070,326	34,471,937	598,389
United Kingdom Long Gilt Bonds	29	12/23	3,349,297	3,331,654	17,643

					631,579

Net unrealized depreciation on open futures contracts					$(7,646,909)

See Notes to Schedule of Investments.

34	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	340,812,430	USD	2,404,650	Goldman Sachs Group Inc.	10/20/23	$(115,515)
MXN	76,470,000	USD	4,400,087	Goldman Sachs Group Inc.	10/20/23	(28,111)
BRL	6,242,559	USD	1,267,877	JPMorgan Chase & Co.	10/20/23	(29,810)
BRL	7,670,000	USD	1,558,104	Morgan Stanley & Co. Inc.	10/20/23	(36,937)
BRL	9,041,115	USD	1,826,931	Morgan Stanley & Co. Inc.	10/20/23	(33,834)
EUR	8,068,256	USD	8,908,484	Morgan Stanley & Co. Inc.	10/20/23	(370,758)
JPY	848,173,056	USD	6,086,787	Morgan Stanley & Co. Inc.	10/20/23	(389,864)
USD	6,012,150	GBP	4,680,566	Morgan Stanley & Co. Inc.	10/20/23	300,637

Net unrealized depreciation on open forward foreign currency contracts						$(704,192)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	—United States Dollar

At September 30, 2023, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.349%, due 11/16/24)	4,500,000	EUR	12/20/24	0.612%	1.000% quarterly	$22,184	$13,078	$9,106

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	35

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.263%	1.000% quarterly	$(42,303)	$(24,950)	$(17,353)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.41 Index	$19,450,000	12/20/28	5.000% quarterly	$(158,186)	$(139,004)	$(19,182)
Markit CDX.NA.IG.41 Index	19,584,000	12/20/28	1.000% quarterly	(234,584)	(280,977)	46,393

Total	$39,034,000			$(392,770)	$(419,981)	$27,211

See Notes to Schedule of Investments.

36	Western Asset Corporate Bond Fund 2023 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2023 Quarterly Report	37

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

38

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

39

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$842,559,928	$0	*	$842,559,928
Asset-Backed Securities	—	19,493,484	—		19,493,484
Sovereign Bonds	—	19,461,243	—		19,461,243
Collateralized Mortgage Obligations	—	8,937,371	—		8,937,371
Senior Loans	—	5,583,635	—		5,583,635
U.S. Government & Agency Obligations	—	5,564,761	—		5,564,761
Convertible Bonds & Notes	—	4,394,700	—		4,394,700
Municipal Bonds	—	4,358,619	—		4,358,619
Preferred Stocks:
Financials	$1,696,206	346,810	—		2,043,016

Total Long-Term Investments	1,696,206	910,700,551	0	*	912,396,757

Short-Term Investments†	8,408,793	—	—		8,408,793

Total Investments	$10,104,999	$910,700,551	$0	*	$920,805,550

Other Financial Instruments:
Futures Contracts††	$631,579	—	—		$631,579
Forward Foreign Currency Contracts††	—	$300,637	—		300,637
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	22,184	—		22,184
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	46,393	—		46,393

Total Other Financial Instruments	$631,579	$369,214	—		$1,000,793

Total	$10,736,578	$911,069,765	$0	*	$921,806,343

40

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$8,278,488	—	—	$8,278,488
Forward Foreign Currency Contracts††	—	$1,004,829	—	1,004,829
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	42,303	—	42,303
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	19,182	—	19,182

Total	$8,278,488	$1,066,314	—	$9,344,802

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$12,482,788	$354,265,239	354,265,239	$358,339,234	358,339,234

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$246,943	—	$8,408,793

41